Earnings Per Share - Schedule of Computation of Basic and Diluted Earnings Per Share (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Earnings Per Share [Abstract]
Net (loss)income	$ (3,713,393)	$ 64,282	$ 806,626
Weighted-average shares outstanding-Basic and diluted	625,415,250	623,600,000	566,567,213
Earnings per share-Basic and diluted	$ (0.0059)	$ 0.0001	$ 0.0014